Revenue and government financing for research expenditures - Disclosure of Changes in Deferred Revenue and Collaboration Liabilities (Details) € in Thousands, $ in Millions			12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Deferred tax liabilities / Deferred revenue
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period			€ 3,441	€ 10,483	€ 14,481
Revenue for the current financial year			(620)	(6,504)	(12,373)
Transfer from collaboration liabilities			(5)	536	(173)
Contract liabilities at end of period			2,826	3,441	10,483
Total
Contract liabilities at beginning of period			3,441	10,483	14,481
Contract liabilities at end of period			2,826	3,441	10,483
Deferred tax liabilities / Deferred revenue | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period			215	5,156	14,481
Revenue for the current financial year			(220)	(4,404)	(9,499)
Transfer from collaboration liabilities			5	(536)	173
Contract liabilities at end of period			0	215	5,156
Total
Contract liabilities at beginning of period			215	5,156	14,481
Contract liabilities at end of period			0	215	5,156
Collaboration liabilities | 2015 monalizumab agreement, with AstraZeneca
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period			48,571	52,677	63,211
Contract liabilities at end of period			38,249	48,571	52,677
Current
Current contract liabilities at beginning of period			7,443	7,647	10,223
Additions			9,521	4,303	7,785
Repayment cost to AZ			(4,792)	(7,772)	(8,423)
Fx impact			(5,671)	3,265	(1,938)
Current contract liabilities at end of period			6,501	7,443	7,647
Non-Current
Non-current contract liabilities at beginning of period			41,128	45,030	52,988
Additions			(9,380)	(3,902)	(7,958)
Repayment cost to AZ			0	0	0
Fx impact			0	0	0
Non-current contract liabilities at end of period			31,748	41,128	45,030
Total
Contract liabilities at beginning of period			48,571	52,677	63,211
Additions	$ 36.0	€ 34,300	141	401	(173)
Repayment cost to AZ			(4,792)	(7,772)	(8,423)
Fx impact			(5,671)	3,265	(1,938)
Contract liabilities at end of period			38,249	48,571	52,677
Collaboration liabilities | Agreement with Takeda on research of Antibody Drug Conjugates (ADC)
Deferred Revenue, Roll Forward [Abstract]
Contract liabilities at beginning of period			3,226	5,327	0
Contract liabilities at end of period			2,826	3,226	5,327
Total
Contract liabilities at beginning of period			3,226	5,327	0
Additions			0	0	8,200
Repayment cost to AZ			(400)	(2,101)	(2,874)
Contract liabilities at end of period			€ 2,826	€ 3,226	€ 5,327